ProShares Nanotechnology ETF Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
ProShares Nanotechnology ETF | None
Prospectus [Line Items]
Annual Return [Percent]	6.84%	47.60%	(33.80%)